Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2020
Financial Expenses (Income), Net [Abstract]
Schedule of financial expenses (income), net
	Year ended December 31,
	2020	2019	2018

Financial (income):
Change in fair value of warrants and capital note presented at fair value	$-	$(33,382)	$(2,280,318)
Foreign exchange income, net	-	-	(95,659)

Financial expenses:
Change in fair value of warrants and capital note presented at fair value	7,011,437	-	-
Interest and accretion back in connection with convertible loans	2,597,476	950,292	1,019,402
Foreign exchange loss, net	175,877	107,902	-
Other	29,815	17,546	146,091

	$9,814,605	$1,042,358	$(1,210,484)